Investments in Associates and Other Companies	12 Months Ended
Dec. 31, 2024
Investments in Associates and Other Companies [Abstract]
Investments in Associates and Other Companies	INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES
Investments in associates and other companies are shown in the following table:

	Ownership interest As of December 31,			Carrying value As of December 31,			Profit and loss As of December 31,
	2024%	2023%	2022%	2024 MCh$	2023 MCh$	2022 MCh$	2024 MCh$	2023 MCh$	2022 MCh$
Redbanc S.A. (*)	33.43	33.43	33.43	4,717	4,168	3,800	581	255	572
Transbank S.A. (*)	25.00	25.00	25.00	37,355	32,736	27,732	4,638	5,007	6,508
Centro de Compensación Automatizado S.A.	33.33	33.33	33.33	6,785	4,863	5,172	1,875	1,689	1,567
Sociedad Interbancaria de Depósito de Valores S.A.	29.29	29.29	29.29	2,907	2,615	1,949	485	505	442
Cámara de Compensación de Alto Valor S.A.	13.72	15.00	15.00	1,194	1,199	1,110	133	88	140
Administrador Financiero del Transantiago S.A.	20.00	20.00	20.00	1,434	4,285	3,169	557	726	804
Servicios de Infraestructura de Mercado OTC S.A.	12.48	12.48	12.48	1,925	1,824	1,682	152	134	109
Subtotal				56,317	51,690	44,614	8,421	8,404	10,142
Shares or rights in other companies
Stock Exchanges				3,451	3,575	1,964	109	349	168
Others				17	19	8	3	10	-
Subtotal				3,468	3,594	1,972	112	359	168
Result from sale of companies shares
Domestic companies							1,903	-	-
Subtotal							1,903	-	-

Total				59,785	55,284	46,586	10,436	8,763	10,310
(*)In December 2022, the Bank reclassified its participation in Redbanc S.A. and Transbank S.A. as Investment in associates, after its prior decision to classify them as “Non-current assets held for sale and discontinued operations”, due to lack of buyers. See Note 1 v) and Note 39.
a.Equity instruments at fair value through other comprehensive income
As described in Note 1 g), the Bank has elected to measure equity instruments at FVOCI and thus present changes in the fair value in OCI. Those equity investment are considered “strategic investments”, are not held for trading and are not material.
Dividends are recognised in the income statements under “Income from investments in associates and other companies”.
The fair value of these equity investments is as follows:

	December 31,
	2024	2023
	MCh$	MCh$
Stock exchange	3,451	3,575
Others	17	19
Total	3,468	3,594
NOTE 09 - INVESTMENTS IN ASSOCIATES AND OTHER COMPANIES, continued
b.Summary of financial information of associates as of and for the years ended December 31, 2024, 2023 and 2022:

	As of December 31,
	2024				2023				2022
	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income	Assets	Liabilities	Equity	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Redbanc S.A.	29,404	15,293	12,372	1,739	27,330	14,862	11,712	756	30,518	19,150	9,657	1,711
Transbank S.A.	1,503,575	1,354,156	137,956	11,463	1,409,045	1,278,102	111,143	19,800	14,982,071	13,872,786	848,977	260,308
Centro de Compensación Automatizado S.A.	23,420	3,628	14,167	5,625	17,362	3,280	9,024	5,058	19,342	4,295	10,345	4,702
Sociedad Interbancaria de Depósito de Valores S.A.	9,927	1	8,269	1,657	8,938	525	6,695	1,718	7,717	463	5,746	1,508
Cámara de Compensación de Alto Valor S.A.	9,794	1,338	7,489	967	9,167	1,343	7,252	572	8,357	1004	6,423	930
Administrador Financiero del Transantiago S.A.	57,628	47,677	7,164	2,787	67,582	47,241	16,725	3,616	60,738	40,113	16,604	4,021
Servicios de Infraestructura de Mercado OTC S.A.	15,910	852	13,837	1,221	32,888	18,578	13,250	1060	16,631	3,418	13,210	3
Total	1,649,658	1,422,945	201,254	25,459	1,572,312	1,363,931	175,801	32,580	15,125,374	13,941,229	910,962	273,183
c.Restrictions over the ability of associated companies to transfer funds to investors
There are no significant restrictions regarding the capacity of associates to transfer funds, whether in cash dividends, refund of loans, or advance payments to the Bank.
d.Activity with respect to investments in other companies in 2024, 2024 and 2023 is as follows:

	As of December 31,
	2024	2023	2022
	MCh$	MCh$	MCh$
Opening balance as of January 1,	55,284	46,586	37,694
Acquisition of investments	-	-	-
Sale of investments	(106)	-	-
Participation in income	8,421	8,404	10,310
Dividends received	(966)	(2,944)	526
Other adjustments	(2,848)	3,238	(1,944)
Closing balances as of December 31,	59,785	55,284	46,586